Note 6 Changes In Loss Allowances Of Loans And Advances At Amortized Cost (Details) - EUR (€)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Loss allowances of loans and advances at amortised cost at the beginning of the period	€ (12,141,000,000)	€ (12,427,000,000)
Allocations To Profit Or Loss movements	(4,480,000,000)	(9,274,000,000)
Value recovery movements	2,906,000,000	4,381,000,000
Transfer To Written Off Loans Exchange Differences And Other	2,065,000,000	4,056,000,000
Interrupted operations changes in loss allowances	0	1,123,000,000
Loss allowances of loans and advances at amortised cost at the end of the period	(11,649,000,000)	(12,141,000,000)
Stage 1 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Allocations To Profit Or Loss movements	(966,000,000)	(1,699,000,000)
Value recovery movements	930,000,000	1,485,000,000
Stage 2 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Allocations To Profit Or Loss movements	(1,022,000,000)	(2,169,000,000)
Value recovery movements	717,000,000	1,077,000,000
Stage 3 [Member]
Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Line Items]
Allocations To Profit Or Loss movements	(2,491,000,000)	(5,407,000,000)
Value recovery movements	€ 1,259,000,000	€ 1,818,000,000